Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Components of Intangible Assets Excluding Goodwill

The components of intangible assets excluding goodwill at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014		2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥1,623	852	¥2,185	1,128
Customer relationships	1,184	482	1,382	768
Developed technologies	—	—	901	225
Other	640	336	981	368

	3,447	1,670	5,449	2,489

Intangible assets not subject to amortization:
In-process technologies	1,544	—	901	—
Other	224	—	224	—

	1,768	—	1,125	—

Intangible assets:
Balance at end of year	¥5,215	1,670	¥6,574	2,489

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥24,980	—	16,690	41,670
Acquisition of subsidiary	—	—	1,252	1,252
Translation adjustments	2,295	—	1,629	3,924

Balance at end of year	27,275	—	19,571	46,846

	Yen (Millions)
	2015
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥27,275	—	19,571	46,846
Translation adjustments	4,464	—	3,280	7,744

Balance at end of year	31,739	—	22,851	54,590